UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-23511
Name of Fund:
BlackRock ETF Trust II
iShares Emerging Markets Bond Active ETF
iShares Global Government Bond USD Hedged Active ETF
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock ETF Trust II, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2025
Date of reporting period:
10/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Emerging Markets Bond Active ETF
BREM | NASDAQ
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Emerging Markets Bond Active ETF (the “Fund”) for the period of October 15, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Bond Active ETF	$2(a)	0.50%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$35,544,918
Number of Portfolio Holdings	165
Net Investment Advisory Fees	$7,641
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AA/Aa	9.4%
A	6.4%
BBB/Baa	38.5%
BB/Ba	22.2%
B	11.8%
CCC/Caa	8.1%
C	0.6%
N/R	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Mexico	6.4%
Saudi Arabia	5.8%
United Arab Emirates	5.2%
Turkey	4.9%
Indonesia	4.3%
Hungary	4.0%
Chile	3.8%
Dominican Republic	3.8%
Oman	3.7%
Poland	3.6%
Other#	54.5%
(a)	Excludes money market funds.
*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Bond Active ETF
Annual Shareholder Report — October 31, 2025
BREM-10/25-AR

iShares Global Government Bond USD Hedged Active ETF
GGOV | NYSE Arca
Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about iShares Global Government Bond USD Hedged Active ETF (the “Fund”) for the period of June 25, 2025 to October 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Government Bond USD Hedged Active ETF	$14(a)	0.39%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.
Key Fund statistics
Net Assets	$42,434,509
Number of Portfolio Holdings	683
Net Investment Advisory Fees	$56,928
Portfolio Turnover Rate	29%
What did the Fund invest in?
(as of October 31, 2025)
Credit quality allocation
Credit Rating*	Percent of Total Investments(a)
AAA/Aaa(b)	42.2%
AA/Aa	11.5%
A	29.8%
BBB/Baa	7.9%
N/R	8.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	37.2%
Japan	16.3%
China	7.4%
France	6.1%
United Kingdom	6.1%
Italy	5.7%
Spain	3.6%
South Korea	2.0%
Canada	1.9%
Germany	1.4%
Other#	12.3%
(a)	Excludes money market funds.
(b)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

*
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 474-2737.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Government Bond USD Hedged Active ETF
Annual Shareholder Report — October 31, 2025
GGOV-10/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Emerging Markets Bond Active ETF	$12,875	$0	$0	$0	$9,200	$0	$0	$0
iShares Global Government Bond USD Hedged Active ETF	$11,639	$0	$0	$0	$9,200	$0	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Emerging Markets Bond Active ETF	$9,200	$0
iShares Global Government Bond USD Hedged Active ETF	$9,200	$0

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2025

2025 Annual Financial Statements and Additional Information

BlackRock ETF Trust II
• iShares Emerging Markets Bond Active ETF | BREM | NASDAQ
• iShares Global Government Bond USD Hedged Active ETF | GGOV | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Funds can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2025
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.2%
YPF SA, 9.50%, 01/17/31(a)	$60	$63,015
Brazil — 1.4%
CSN Resources SA, 4.63%, 06/10/31(a)	200	156,580
Gerdau Trade Inc., 5.75%, 06/09/35	175	181,804
Vale Overseas Ltd., 6.40%, 06/28/54	160	166,640
		505,024
Chile — 2.1%
Antofagasta PLC, 6.25%, 05/02/34(a)	200	213,942
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(a)	200	145,440
5.13%, 02/02/33(a)	200	201,338
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	200	178,796
		739,516
China — 0.4%
Prosus NV, 4.99%, 01/19/52(a)	200	163,234
Colombia — 0.6%
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	214,200
Dominican Republic — 0.6%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34	200	209,700
Guatemala — 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	100	97,900
Hungary — 1.2%
MVM Energetika Zrt, 7.50%, 06/09/28(a)	400	423,876
India — 1.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	200	202,880
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(a)	200	209,560
		412,440
Indonesia — 2.4%
Cikarang Listrindo Tbk PT, 5.65%, 03/12/35(a)	200	203,313
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(a)	250	264,812
Minejesa Capital BV, 5.63%, 08/10/37(a)	200	199,300
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	198,432
		865,857
Kazakhstan — 1.1%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	200	205,392
QazaqGaz NC JSC, 4.38%, 09/26/27(a)	200	198,562
		403,954
Malaysia — 0.5%
Petronas Capital Ltd., 4.55%, 04/21/50(a)	200	178,290
Mexico — 3.8%
BBVA Bancomer SA/Texas, 7.63%, 02/11/35, (5-year CMT + 3.38%)(b)	200	210,680
CFE Fibra E, 5.88%, 09/23/40(a)	200	201,540
Petroleos Mexicanos
6.63%, 06/15/35	325	311,773
6.70%, 02/16/32	216	215,784
6.75%, 09/21/47	217	179,437
Security	Par (000)	Value
Mexico (continued)
Trust Fibra Uno, 7.70%, 01/23/32	$200	$218,592
		1,337,806
Morocco — 0.7%
OCP SA, 6.70%, 03/01/36(a)	250	268,875
Netherlands — 0.5%
Veon Midco BV, 3.38%, 11/25/27(a)	200	187,518
Oman — 0.6%
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	200	209,596
Peru — 1.7%
Niagara Energy SAC, 5.75%, 10/03/34(a)	200	205,550
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	170,500
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	200	213,750
		589,800
Poland — 0.6%
ORLEN SA, 6.00%, 01/30/35(a)	200	210,500
Saudi Arabia — 2.9%
Gaci First Investment Co.
4.88%, 02/14/35(a)	200	200,500
5.00%, 10/13/27(a)	200	202,650
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	218,626
Saudi Arabian Oil Co., 5.75%, 07/17/54(a)	200	200,500
SRC Sukuk Ltd., 4.38%, 04/02/29(a)	200	199,726
		1,022,002
South Africa — 2.2%
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	400	405,500
Sasol Financing USA LLC, 8.75%, 05/03/29(a)	200	203,100
Stillwater Mining Co., 4.50%, 11/16/29(a)	200	186,500
		795,100
Turkey — 2.3%
Akbank TAS, 7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(b)	200	203,534
Turk Telekomunikasyon A/S, 6.95%, 10/07/32(a)	200	201,976
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(a)	200	209,662
Turkiye Garanti Bankasi AS, 8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(b)	200	205,598
		820,770
United Arab Emirates — 4.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	200	187,890
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	200	204,000
DP World Ltd./United Arab Emirates, 4.70%, 09/30/49(a)	200	175,063
MDGH GMTN RSC Ltd.
5.29%, 06/04/34(a)	200	211,524
5.88%, 05/01/34(a)	400	440,000
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	200	200,358
		1,418,835
Uzbekistan — 0.6%
Uzbekneftegaz JSC, 8.75%, 05/07/30(a)	200	213,000
Venezuela — 0.5%
Petroleos de Venezuela SA, 9.75%, 05/17/35(a)(c)(d)	700	170,100
Total Corporate Bonds & Notes — 32.4% (Cost: $11,470,177)		11,520,908
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations
Angola — 1.5%
Angolan Government International Bonds
8.75%, 04/14/32(a)	USD350	$328,233
9.24%, 01/15/31(e)	USD200	195,000
		523,233
Argentina — 3.0%
Argentina Republic Government International Bonds
1.00%, 07/09/29	USD80	68,160
1.75%, 07/09/30(f)	USD288	235,728
4.76%, 07/09/35(f)	USD490	343,490
5.00%, 01/09/38(f)	USD380	278,920
5.17%, 07/09/46(f)	USD229	157,042
		1,083,340
Bahrain — 1.7%
Bahrain Government International Bonds
5.45%, 09/16/32(a)	USD200	195,600
6.00%, 09/19/44(a)	USD200	185,376
6.75%, 09/20/29(a)	USD200	209,000
		589,976
Brazil — 1.6%
Brazil Government International Bonds
5.00%, 01/27/45	USD200	163,600
6.13%, 01/22/32	USD400	415,600
		579,200
Chile — 1.6%
Chile Government International Bonds
3.50%, 01/31/34	USD400	368,400
4.95%, 01/05/36	USD200	202,400
		570,800
Colombia — 2.6%
Colombia Government International Bonds
3.13%, 04/15/31	USD200	175,700
4.50%, 03/15/29	USD400	393,400
5.20%, 05/15/49	USD200	152,400
7.50%, 02/02/34	USD200	212,550
		934,050
Costa Rica — 1.1%
Costa Rica Government International Bonds
5.63%, 04/30/43(a)	USD200	189,250
7.00%, 04/04/44(a)	USD200	216,800
		406,050
Dominican Republic — 3.1%
Dominican Republic International Bonds
4.50%, 01/30/30(a)	USD350	342,300
4.88%, 09/23/32(a)	USD300	287,353
6.00%, 02/22/33(a)	USD300	306,300
6.40%, 06/05/49(a)	USD150	149,853
		1,085,806
Ecuador — 1.4%
Ecuador Government International Bonds
5.00%, 07/31/40(a)(f)	USD170	115,569
6.90%, 07/31/30(a)(f)	USD150	136,470
6.90%, 07/31/35(a)(f)	USD300	229,444
		481,483
Egypt — 2.7%
Egypt Government International Bonds
5.88%, 02/16/31(a)	USD200	192,400
6.59%, 02/21/28(a)	USD400	406,800
Security	Par (000)	Value
Egypt (continued)
8.50%, 01/31/47(a)	USD400	$368,876
		968,076
El Salvador — 0.4%
El Salvador Government International Bonds, 7.65%, 06/15/35(a)	USD150	155,726
Ghana — 0.5%
Ghana Government International Bonds, 6.00%, 07/03/35(a)(f)	USD200	171,250
Guatemala — 1.1%
Guatemala Government Bonds
4.38%, 06/05/27(a)	USD200	198,200
5.38%, 04/24/32(a)	USD200	202,500
		400,700
Hungary — 2.6%
Hungary Government International Bonds
5.50%, 06/16/34(a)	USD200	203,770
5.50%, 03/26/36(a)	USD200	201,563
7.63%, 03/29/41	USD100	120,281
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	USD200	206,876
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD200	210,126
		942,616
Indonesia — 1.7%
Indonesia Government International Bonds
3.55%, 03/31/32	USD200	189,500
5.25%, 01/17/42(a)	USD400	406,300
		595,800
Ivory Coast — 1.2%
Ivory Coast Government International Bonds
5.88%, 10/17/31(a)	EUR200	231,510
7.63%, 01/30/33(a)	USD200	210,350
		441,860
Jordan — 0.6%
Jordan Government International Bonds, 5.85%, 07/07/30(a)	USD200	201,726
Kenya — 1.1%
Republic of Kenya Government International Bonds
6.30%, 01/23/34(a)	USD200	177,100
8.00%, 05/22/32(a)	USD200	199,520
		376,620
Lebanon — 0.6%
Lebanon Government International Bonds, 6.60%, 11/27/26(a)(c)(d)	USD950	216,125
Mexico — 2.4%
Mexico Government International Bonds
2.66%, 05/24/31	USD400	358,400
4.88%, 05/19/33	USD200	194,100
5.75%, 10/12/2110	USD106	92,856
6.34%, 05/04/53	USD200	198,600
		843,956
Nigeria — 2.1%
Nigeria Government International Bonds
7.14%, 02/23/30(a)	USD400	398,200
7.63%, 11/28/47(a)	USD400	355,000
		753,200

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oman — 3.0%
Oman Government International Bonds
5.63%, 01/17/28(a)	USD200	$205,125
6.00%, 08/01/29(a)	USD200	210,400
6.50%, 03/08/47(a)	USD200	219,312
6.75%, 10/28/27(a)	USD400	416,944
		1,051,781
Panama — 3.0%
Panama Government International Bonds
3.16%, 01/23/30	USD200	187,253
3.30%, 01/19/33	USD400	350,400
4.30%, 04/29/53	USD200	153,200
4.50%, 04/16/50	USD200	156,369
6.40%, 02/14/35	USD200	210,700
		1,057,922
Paraguay — 0.6%
Paraguay Government International Bonds, 5.85%, 08/21/33(a)	USD200	211,250
Peru — 1.6%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27	USD200	200,602
Peru Government International Bonds
3.00%, 01/15/34	USD200	174,100
5.38%, 02/08/35	USD200	205,200
		579,902
Philippines — 1.1%
Philippines Government International Bonds
3.56%, 09/29/32	USD200	190,000
5.25%, 05/14/34	USD200	209,437
		399,437
Poland — 2.9%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(a)	USD200	211,472
Republic of Poland Government International Bonds
5.13%, 09/18/34	USD200	205,330
5.38%, 02/12/35	USD200	209,050
5.50%, 03/18/54	USD200	196,650
5.75%, 11/16/32	USD200	214,638
		1,037,140
Romania — 2.2%
Romanian Government International Bonds
5.25%, 11/25/27(a)	USD214	216,675
5.63%, 02/22/36(a)	EUR98	111,062
5.75%, 03/24/35(a)	USD216	211,140
7.63%, 01/17/53(a)	USD216	239,191
		778,068
Saudi Arabia — 2.8%
Saudi Government International Bonds
4.50%, 04/22/60(a)	USD200	167,126
5.00%, 01/16/34(a)	USD200	205,053
5.00%, 01/18/53(a)	USD200	183,147
5.50%, 10/25/32(a)	USD400	425,000
		980,326
Senegal — 0.3%
Senegal Government International Bonds, 4.75%, 03/13/28(a)	EUR100	96,967
Serbia — 0.5%
Serbia International Bonds, 2.13%, 12/01/30(a)	USD200	175,037
Security	Par (000)	Value
South Africa — 1.1%
Republic of South Africa Government International Bonds
5.65%, 09/27/47	USD200	$168,500
7.10%, 11/19/36(a)	USD200	214,950
		383,450
Sri Lanka — 0.7%
Sri Lanka Government International Bonds
3.35%, 03/15/33(a)(b)(f)	USD150	130,650
3.60%, 06/15/35(a)(f)	USD150	115,951
		246,601
Trinidad And Tobago — 0.6%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(a)	USD200	197,600
Turkey — 2.4%
Turkiye Government International Bonds
5.75%, 05/11/47	USD244	197,823
7.63%, 04/26/29	USD400	427,600
9.13%, 07/13/30	USD200	226,854
		852,277
Ukraine — 2.5%
Ukraine Government International Bonds
4.50%, 02/01/29(a)(f)	USD200	137,200
4.50%, 02/01/34(a)(f)	USD620	347,820
4.50%, 02/01/36(a)(f)	USD200	109,700
7.75%, 02/01/35(a)(f)	USD560	284,760
		879,480
United Arab Emirates — 1.0%
Abu Dhabi Government International Bonds, 3.88%, 04/16/50(a)	USD200	167,129
UAE International Government Bonds, 4.95%, 07/07/52(a)	USD200	197,466
		364,595
United States — 0.5%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)	USD200	193,122
Uruguay — 1.5%
Uruguay Government International Bonds
4.98%, 04/20/55	USD108	100,051
5.10%, 06/18/50	USD215	207,823
5.75%, 10/28/34	USD215	231,512
		539,386
Uzbekistan — 0.3%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(a)	EUR100	118,524
Venezuela — 0.6%
Venezuela Government International Bonds
9.25%, 09/15/27(c)(d)	USD400	124,000
11.95%, 08/05/31(a)(c)(d)	USD350	102,375
		226,375
Zambia — 0.1%
Zambia Government International Bonds, 7.50%, 06/30/33(a)(f)	USD35	33,935
Total Foreign Government Obligations — 63.9% (Cost: $22,457,982)		22,724,768
Total Long-Term Investments — 96.3% (Cost: $33,928,159)		34,245,676
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(g)(h)	780,000	$780,000
Total Short-Term Securities — 2.2% (Cost: $780,000)		780,000
Total Investments — 98.5% (Cost: $34,708,159)		35,025,676
Other Assets Less Liabilities — 1.5%		519,242
Net Assets — 100.0%		$35,544,918

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/15/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$780,000 (b)	$—	$—	$—	$780,000	780,000	$1,126	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Ultra Bond	2	12/19/25	$243	$(4,248)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	607,301	EUR	520,891	Deutsche Bank Securities Inc.	11/20/25	$6,355
EUR	17,240	USD	20,124	Bank of America N.A.	11/20/25	(234)
EUR	20,000	USD	23,343	Societe Generale	11/20/25	(270)
						(504)
						$5,851
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$6,355	$—	$—	$6,355
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$4,248	$—	$4,248
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$504	$—	$—	$504
	$—	$—	$—	$504	$4,248	$—	$4,752

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(137)	$—	$(166)	$—	$(303)
Swaps	—	6,044	—	—	—	—	6,044
	$—	$6,044	$(137)	$—	$(166)	$—	$5,741
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(4,248)	$—	$(4,248)
Forward foreign currency exchange contracts	—	—	—	5,851	—	—	5,851
	$—	$—	$—	$5,851	$(4,248)	$—	$1,603
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$242,813
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$43,467
Average amounts sold — in USD	$607,301
Credit default swaps:
Average notional value — buy protection	$0 (a)

(a)	Derivative not held at quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$10,937	$—
Forward foreign currency exchange contracts	6,355	504
Total derivative assets and liabilities in the Statement of Assets and Liabilities	17,292	504
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(10,937)	—
Total derivative assets and liabilities subject to an MNA	$6,355	$504
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Deutsche Bank Securities Inc.	$6,355	$—	$—	$—	$6,355

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$234	$—	$—	$—	$234
Societe Generale	270	—	—	—	270
	$504	$—	$—	$—	$504

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,520,908	$—	$11,520,908
Foreign Government Obligations	—	22,724,768	—	22,724,768
Short-Term Securities
Money Market Funds	780,000	—	—	780,000
	$780,000	$34,245,676	$—	$35,025,676
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$6,355	$—	$6,355
Liabilities
Foreign Currency Exchange Contracts	—	(504)	—	(504)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Emerging Markets Bond Active ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Interest Rate Contracts	$(4,248)	$—	$—	$(4,248)
	$(4,248)	$5,851	$—	1,603

(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts.  Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 1.1%
Australia Government Bonds
1.00%, 12/21/30(a)	AUD30	$17,112
1.25%, 05/21/32	AUD140	77,399
1.75%, 06/21/51(a)	AUD30	10,534
2.75%, 11/21/27(a)	AUD100	64,388
2.75%, 11/21/29(a)	AUD230	145,329
2.75%, 05/21/41(a)	AUD37	19,210
3.75%, 05/21/34(a)	AUD20	12,684
4.25%, 06/21/34(a)	AUD120	78,876
4.25%, 03/21/36(a)	AUD70	45,533
4.25%, 10/21/36(a)	AUD20	12,961
4.75%, 06/21/54(a)	AUD10	6,354
		490,380
Austria — 0.8%
Republic of Austria Government Bonds
0.50%, 04/20/27(b)	EUR39	44,009
0.70%, 04/20/71(b)	EUR30	12,661
0.75%, 03/20/51(b)	EUR23	14,203
2.50%, 10/20/29(b)	EUR80	92,928
2.90%, 02/20/33(b)	EUR50	58,340
2.95%, 02/20/35(b)	EUR33	38,108
3.15%, 06/20/44(b)	EUR25	27,704
3.15%, 10/20/53(b)	EUR10	10,559
3.20%, 07/15/39(a)	EUR27	30,948
3.45%, 10/20/30(b)	EUR10	12,066
		341,526
Belgium — 1.1%
Kingdom of Belgium Government Bonds
0.00%, 10/22/27(b)(c)	EUR40	44,313
0.35%, 06/22/32(b)	EUR40	39,415
1.70%, 06/22/50(b)	EUR40	29,613
2.60%, 10/22/30(b)	EUR30	34,674
2.70%, 10/22/29(b)	EUR20	23,337
2.85%, 10/22/34(b)	EUR50	56,619
3.00%, 06/22/33(b)	EUR40	46,462
3.10%, 06/22/35(b)	EUR50	57,262
3.45%, 06/22/42(b)	EUR30	33,359
3.45%, 06/22/43(b)	EUR10	11,044
3.50%, 06/22/55(a)(b)	EUR20	20,623
4.00%, 03/28/32(a)	EUR30	37,131
4.25%, 03/28/41(b)	EUR40	49,423
		483,275
Canada — 1.7%
Canada Government Bonds
2.00%, 12/01/51	CAD83	43,350
2.50%, 08/01/27	CAD100	71,421
2.75%, 09/01/30	CAD172	122,901
2.75%, 12/01/55	CAD10	6,043
3.00%, 03/01/32	CAD195	140,209
3.25%, 11/01/26	CAD60	43,159
3.25%, 09/01/28	CAD105	76,430
3.25%, 12/01/33	CAD10	7,252
3.25%, 06/01/35	CAD130	93,671
3.25%, 12/01/35	CAD20	14,365
3.50%, 03/01/28	CAD30	21,902
3.50%, 03/01/34	CAD20	14,749
3.50%, 12/01/45	CAD20	14,303
3.50%, 12/01/57	CAD60	42,100
Security	Par (000)	Value
Canada (continued)
4.00%, 06/01/41	CAD17	$13,018
		724,873
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
5.10%, 07/15/50	CLP5,000	4,896
5.80%, 10/01/29(b)	CLP10,000	10,818
5.80%, 10/01/34(b)	CLP25,000	27,024
		42,738
China — 6.7%
China Government Bonds
1.44%, 09/15/27	CNY440	61,716
1.65%, 05/15/35	CNY470	65,186
1.83%, 08/25/35	CNY1,180	166,156
1.85%, 05/15/27	CNY1,860	262,929
1.92%, 01/15/55	CNY300	40,173
2.04%, 11/25/34	CNY50	7,171
2.11%, 08/25/34	CNY1,180	170,041
2.35%, 02/25/34	CNY1,270	186,366
2.37%, 01/15/29	CNY1,500	216,440
2.44%, 10/15/27	CNY660	94,520
2.48%, 09/25/28	CNY1,540	222,708
2.52%, 08/25/33	CNY760	112,818
2.64%, 01/15/28	CNY1,240	178,739
2.65%, 03/25/74	CNY220	34,731
2.67%, 11/25/33	CNY1,540	231,306
3.27%, 08/22/46	CNY320	53,031
3.39%, 03/16/50	CNY910	157,195
3.52%, 04/25/46	CNY410	70,214
3.94%, 07/27/45	CNY190	34,477
3.96%, 07/29/40	CNY960	167,470
4.00%, 06/24/69	CNY450	94,220
4.22%, 03/19/48	CNY650	124,240
4.28%, 10/23/47	CNY410	78,843
		2,830,690
Czech Republic — 0.3%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK970	39,404
3.60%, 06/03/36	CZK720	31,267
4.50%, 11/11/32	CZK670	32,150
6.20%, 06/16/31	CZK300	15,712
		118,533
Denmark — 0.2%
Denmark Government Bonds
0.00%, 11/15/31(c)	DKK180	24,447
0.25%, 11/15/52	DKK80	6,288
0.50%, 11/15/27	DKK100	15,060
2.25%, 11/15/35	DKK100	15,083
4.50%, 11/15/39	DKK80	14,915
		75,793
Finland — 0.4%
Finland Government Bonds
0.13%, 09/15/31(b)	EUR40	40,039
0.25%, 09/15/40(b)	EUR10	7,364
2.88%, 04/15/29(b)	EUR37	43,509
2.95%, 04/15/55(b)	EUR10	10,030
3.00%, 09/15/33(b)	EUR10	11,688
3.00%, 09/15/35(b)	EUR23	26,513
3.20%, 04/15/45(a)	EUR15	16,592
		155,735

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France — 5.5%
French Republic Government Bonds
0.50%, 05/25/29(b)	EUR150	$161,740
1.25%, 05/25/36(b)	EUR100	92,766
1.25%, 05/25/38(b)	EUR170	148,585
1.75%, 05/25/66(b)	EUR127	74,869
2.40%, 09/24/28(b)	EUR120	138,729
2.50%, 09/24/27(b)	EUR140	162,505
2.70%, 02/25/31(b)	EUR140	161,235
2.75%, 02/25/29(b)	EUR285	332,359
2.75%, 02/25/30(b)	EUR160	185,951
3.00%, 05/25/33(b)	EUR180	206,402
3.20%, 05/25/35(b)	EUR150	170,722
3.50%, 11/25/33(b)	EUR160	188,978
3.50%, 11/25/35(b)	EUR30	34,807
3.60%, 05/25/42(b)	EUR120	132,976
3.75%, 05/25/56(b)	EUR128	133,654
		2,326,278
Germany — 1.3%
Bundesobligation
2.10%, 04/12/29(a)	EUR60	69,206
2.40%, 10/19/28(a)	EUR120	139,802
Bundesrepublik Deutschland Bundesanleihe
1.25%, 08/15/48(a)	EUR170	135,725
1.80%, 08/15/53(a)	EUR40	34,297
2.50%, 11/15/32(a)	EUR40	46,320
2.50%, 08/15/46(a)	EUR70	73,191
2.60%, 05/15/41(a)	EUR50	54,753
		553,294
Greece — 0.2%
Hellenic Republic Government Bonds
1.75%, 06/18/32(a)(b)	EUR20	21,516
3.63%, 06/15/35(b)	EUR25	29,651
3.88%, 06/15/28(b)	EUR23	27,651
4.13%, 06/15/54(b)	EUR4	4,609
4.20%, 01/30/42(a)	EUR13	15,917
		99,344
Hungary — 0.1%
Hungary Government Bonds
2.00%, 05/23/29	HUF9,900	25,408
2.25%, 04/20/33	HUF8,350	18,586
		43,994
Indonesia — 0.7%
Indonesia Treasury Bond
6.25%, 06/15/36	IDR179,000	10,876
6.38%, 08/15/28	IDR686,000	42,651
6.38%, 04/15/32	IDR960,000	59,190
6.50%, 07/15/30	IDR756,000	47,330
6.75%, 07/15/35	IDR902,000	56,739
6.88%, 08/15/51	IDR225,000	13,752
7.00%, 02/15/33	IDR150,000	9,520
7.13%, 08/15/40	IDR634,000	40,729
7.13%, 08/15/45	IDR307,000	19,768
7.38%, 05/15/48	IDR121,000	7,840
		308,395
Ireland — 0.3%
Ireland Government Bonds
0.90%, 05/15/28(a)	EUR15	16,811
1.35%, 03/18/31(a)	EUR40	43,732
2.60%, 10/18/34(a)	EUR21	23,705
3.00%, 10/18/43(a)	EUR21	23,154
Security	Par (000)	Value
Ireland (continued)
3.15%, 10/18/55(a)	EUR13	$13,751
		121,153
Israel — 0.3%
Israel Government Bonds
1.30%, 04/30/32	ILS50	13,184
2.80%, 11/29/52	ILS38	8,680
3.75%, 02/28/29	ILS170	52,248
3.75%, 03/31/47	ILS36	10,249
4.00%, 03/30/35	ILS112	34,686
		119,047
Italy — 5.1%
Italy Buoni Poliennali Del Tesoro
2.10%, 08/26/27(a)	EUR100	115,171
2.55%, 02/25/27(a)	EUR190	220,250
2.70%, 10/15/27(a)	EUR40	46,581
2.95%, 02/15/27(a)	EUR110	128,156
2.95%, 07/01/30(a)	EUR55	64,366
3.15%, 11/15/31(b)	EUR140	164,184
3.25%, 07/15/32(b)	EUR55	64,586
3.25%, 11/15/32(b)	EUR82	96,038
3.45%, 07/15/27(a)	EUR100	117,798
3.45%, 07/15/31(a)	EUR110	131,284
3.60%, 10/01/35(a)	EUR125	147,017
3.65%, 08/01/35(b)	EUR110	130,134
3.85%, 07/01/34(a)	EUR110	133,035
3.85%, 02/01/35(a)	EUR110	132,617
3.85%, 10/01/40(b)	EUR90	104,443
4.30%, 10/01/54(b)	EUR54	62,870
4.45%, 09/01/43(b)	EUR30	36,875
4.50%, 10/01/53(b)	EUR68	81,983
4.65%, 10/01/55(b)	EUR54	66,120
5.75%, 02/01/33(a)	EUR100	135,765
		2,179,273
Japan — 14.7%
Japan Government Five Year Bonds
0.50%, 06/20/29	JPY30,650	194,702
1.00%, 03/20/30	JPY43,100	277,659
1.00%, 06/20/30	JPY52,850	339,849
1.10%, 06/20/30	JPY14,350	92,715
Japan Government Forty Year Bonds
2.20%, 03/20/49	JPY9,100	52,689
2.20%, 03/20/50	JPY20,000	113,791
2.20%, 03/20/51	JPY22,000	122,472
2.20%, 03/20/64	JPY22,400	111,448
2.40%, 03/20/48	JPY36,700	223,746
3.10%, 03/20/65	JPY750	4,660
Japan Government Ten Year Bonds
0.70%, 12/20/33	JPY48,800	297,057
1.00%, 03/20/34	JPY57,200	355,654
Japan Government Thirty Year Bonds
2.20%, 09/20/39	JPY52,300	343,087
2.20%, 03/20/41	JPY9,700	62,497
2.20%, 06/20/54	JPY30,650	165,535
2.30%, 05/20/32	JPY53,000	364,067
2.30%, 03/20/39	JPY50,000	333,762
2.30%, 03/20/40	JPY52,000	343,353
2.40%, 02/20/30	JPY35,200	240,265
2.40%, 11/20/31	JPY54,250	374,265
2.40%, 09/20/38	JPY39,600	268,695
2.40%, 03/20/55	JPY12,650	71,320
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.50%, 06/20/34	JPY2,500	$17,473
2.50%, 09/20/34	JPY2,100	14,676
2.50%, 06/20/36	JPY1,200	8,360
2.50%, 03/20/38	JPY31,100	214,298
2.80%, 06/20/55	JPY8,150	50,070
Japan Government Twenty Year Bonds
1.70%, 12/20/31	JPY9,200	61,018
1.80%, 12/20/31	JPY3,000	20,015
2.40%, 03/20/45	JPY7,200	45,510
2.50%, 06/20/45	JPY2,500	16,017
Japan Government Two Year Bonds
0.70%, 02/01/27	JPY28,000	181,470
0.70%, 07/01/27	JPY40,000	258,831
0.80%, 06/01/27	JPY31,400	203,573
0.90%, 08/01/27	JPY41,400	268,723
0.90%, 09/01/27	JPY19,000	123,295
		6,236,617
Malaysia — 0.7%
Malaysia Government Bonds
3.34%, 05/15/30	MYR200	47,973
3.48%, 07/02/35	MYR130	30,984
3.52%, 04/20/28	MYR250	60,271
3.58%, 07/15/32	MYR170	40,867
4.05%, 04/18/39	MYR235	57,904
4.07%, 06/15/50	MYR70	16,832
4.18%, 05/16/44	MYR120	29,626
4.46%, 03/31/53	MYR70	17,880
		302,337
Mexico — 0.6%
Mexican Bonos
5.50%, 03/04/27	MXN10	52,567
7.50%, 05/26/33	MXN10	50,790
8.00%, 05/24/35	MXN10	50,994
8.00%, 11/07/47	MXN10	—
8.50%, 02/28/30	MXN10	54,532
Series M, 8.00%, 11/07/47	MXN1,000	46,889
		255,772
Netherlands — 0.9%
Netherlands Government Bonds
0.00%, 01/15/52(b)(c)	EUR30	14,791
0.50%, 07/15/32(b)	EUR50	50,535
0.50%, 01/15/40(b)	EUR35	28,495
0.75%, 07/15/28(b)	EUR40	44,529
2.00%, 01/15/54(b)	EUR20	17,470
2.50%, 01/15/30(b)	EUR76	88,433
2.50%, 07/15/33(b)	EUR15	17,155
2.50%, 07/15/35(b)	EUR50	56,251
3.25%, 01/15/44(b)	EUR45	52,280
3.50%, 01/15/56(b)	EUR5	5,912
		375,851
New Zealand — 0.2%
New Zealand Government Bonds
0.25%, 05/15/28	NZD40	21,443
1.75%, 05/15/41	NZD17	6,633
2.00%, 05/15/32	NZD40	20,670
2.75%, 05/15/51	NZD15	5,874
4.25%, 05/15/36	NZD40	23,021
4.50%, 05/15/30	NZD30	18,055
		95,696
Security	Par (000)	Value
Norway — 0.1%
Norway Government Bonds
1.25%, 09/17/31(b)	NOK320	$27,276
3.75%, 06/12/35(b)	NOK150	14,500
		41,776
Peru — 0.1%
Peru Government Bonds
7.30%, 08/12/33(b)	PEN150	49,655
7.60%, 08/12/39(b)	PEN40	12,953
		62,608
Poland — 0.5%
Republic of Poland Government Bonds
0.00%, 01/25/28(c)	PLN400	98,886
1.75%, 04/25/32	PLN100	22,411
4.00%, 04/25/47	PLN28	6,204
4.50%, 07/25/30	PLN180	48,308
5.00%, 10/25/34	PLN110	29,298
		205,107
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR50	50,685
0.70%, 10/15/27(b)	EUR30	33,777
1.00%, 04/12/52(b)	EUR10	6,262
1.15%, 04/11/42(b)	EUR28	22,759
1.95%, 06/15/29(b)	EUR20	22,911
3.00%, 06/15/35(b)	EUR35	40,352
3.63%, 06/12/54(b)	EUR5	5,533
		182,279
Romania — 0.2%
Romania Government Bonds
6.30%, 04/25/29	RON200	44,346
7.20%, 10/30/33	RON120	27,630
		71,976
Singapore — 0.3%
Singapore Government Bonds
1.88%, 03/01/50	SGD20	15,175
2.38%, 07/01/39	SGD30	23,999
2.75%, 03/01/46	SGD7	6,113
3.00%, 04/01/29	SGD50	40,306
3.00%, 08/01/72(a)	SGD10	9,355
3.38%, 05/01/34	SGD30	25,690
		120,638
Slovakia — 0.2%
Slovakia Government Bonds
2.50%, 06/04/29(a)	EUR10	11,523
3.75%, 03/06/34(a)	EUR40	47,671
3.75%, 02/27/40(a)	EUR10	11,431
		70,625
Slovenia — 0.1%
Slovenia Government Bonds
0.49%, 10/20/50(a)	EUR5	2,737
3.00%, 03/10/34(a)	EUR25	29,003
		31,740
South Korea — 1.8%
Korea Treasury Bond
1.13%, 09/10/39	KRW21,250	11,683
1.38%, 06/10/30	KRW15,000	9,838
1.88%, 03/10/51	KRW98,800	54,979
2.00%, 09/10/68	KRW19,340	10,618
2.25%, 06/10/28	KRW98,020	67,966

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
2.50%, 03/10/52	KRW90,020	$57,016
2.63%, 03/10/30	KRW135,920	94,392
2.63%, 06/10/35	KRW80,460	54,356
2.63%, 03/10/48	KRW50,110	32,518
2.63%, 03/10/55	KRW63,080	41,022
2.75%, 09/10/54	KRW11,650	7,769
2.75%, 09/10/74	KRW15,440	10,578
2.88%, 09/10/44	KRW52,850	35,816
3.25%, 06/10/27	KRW112,330	79,574
3.25%, 09/10/42	KRW58,880	42,060
3.25%, 03/10/53	KRW41,000	29,920
3.38%, 06/10/32	KRW110,400	79,123
3.63%, 09/10/53	KRW6,000	4,682
Korea Treasury Bonds
2.50%, 09/10/30	KRW27,110	18,704
2.63%, 09/10/55	KRW14,860	9,666
2.75%, 09/10/45	KRW9,950	6,662
		758,942
Spain — 3.3%
Spain Government Bonds
0.80%, 07/30/29	EUR90	98,039
0.85%, 07/30/37(b)	EUR90	78,915
2.40%, 05/31/28	EUR100	115,932
2.50%, 05/31/27	EUR90	104,441
2.70%, 01/31/30	EUR90	104,913
3.10%, 07/30/31	EUR110	129,981
3.20%, 10/31/35(b)	EUR10	11,582
3.25%, 04/30/34(b)	EUR80	94,021
3.45%, 10/31/34(b)	EUR93	110,653
3.45%, 07/30/43(b)	EUR88	98,111
3.50%, 05/31/29	EUR100	119,895
3.50%, 01/31/41(b)	EUR70	79,693
3.90%, 07/30/39(b)	EUR70	84,325
4.00%, 10/31/54(b)	EUR70	81,090
5.15%, 10/31/28(b)	EUR60	74,989
		1,386,580
Sweden — 0.1%
Sweden Government Bonds
0.13%, 05/12/31(a)(b)	SEK200	18,780
0.50%, 11/24/45(a)	SEK60	4,072
0.75%, 11/12/29(a)	SEK110	11,003
2.25%, 05/11/35(a)	SEK200	20,516
		54,371
Switzerland — 0.2%
Swiss Confederation Government Bonds
0.00%, 06/22/29(a)(c)	CHF15	18,695
0.00%, 06/26/34(a)(c)	CHF35	43,116
0.50%, 05/28/40(a)	CHF15	19,153
0.50%, 05/24/55(a)	CHF13	17,262
0.88%, 05/22/47(a)	CHF10	13,693
		111,919
Thailand — 0.7%
Thailand Government Bonds
1.19%, 04/17/29	THB600	18,392
1.66%, 03/17/30	THB590	18,387
2.00%, 12/17/31	THB1,080	34,195
2.05%, 04/17/28	THB1,970	61,814
2.41%, 03/17/35	THB1,440	47,079
2.70%, 06/17/40	THB1,000	33,534
2.80%, 06/17/34	THB351	11,773
Security	Par (000)	Value
Thailand (continued)
2.98%, 06/17/45	THB650	$22,150
3.15%, 06/17/50	THB420	14,725
3.60%, 06/17/67	THB450	18,044
4.00%, 06/17/55	THB270	11,098
4.00%, 06/17/72	THB250	11,228
		302,419
United Kingdom — 5.5%
United Kingdom Gilt
3.50%, 07/22/68(a)	GBP120	114,035
3.75%, 03/07/27(a)	GBP110	144,474
4.00%, 10/22/31(a)	GBP120	157,333
4.00%, 01/22/60(a)	GBP50	53,747
4.00%, 10/22/63(a)	GBP130	138,222
4.13%, 01/29/27(a)	GBP110	145,076
4.13%, 07/22/29(a)	GBP130	172,520
4.25%, 12/07/46(a)	GBP60	70,230
4.25%, 12/07/49(a)	GBP120	138,530
4.38%, 03/07/28(a)	GBP110	146,430
4.38%, 03/07/30(a)	GBP125	167,376
4.38%, 01/31/40(a)	GBP20	25,082
4.38%, 07/31/54(a)	GBP84	97,107
4.50%, 06/07/28(a)	GBP80	106,975
4.50%, 03/07/35(a)	GBP100	132,238
4.63%, 01/31/34(a)	GBP80	107,473
4.75%, 10/22/35(a)	GBP50	67,098
4.75%, 10/22/43(a)	GBP170	215,852
5.38%, 01/31/56(a)	GBP90	121,957
		2,321,755
Total Foreign Government Obligations — 56.5% (Cost: $24,667,445)		24,003,329
U.S. Government Obligations
U.S. Government Obligations — 33.5%
U.S. Treasury Note/Bond
0.63%, 08/15/30	$150	129,896
1.13%, 08/31/28	470	439,009
1.25%, 03/31/28	100	94,629
1.25%, 08/15/31	980	851,566
1.38%, 10/31/28	750	702,803
1.38%, 11/15/31	980	852,064
1.75%, 08/15/41	1,020	698,381
1.88%, 02/15/32	690	614,936
1.88%, 11/15/51	530	303,363
2.25%, 08/15/27	890	869,141
2.25%, 08/15/46	130	87,725
2.25%, 02/15/52	1,070	671,341
2.50%, 02/15/45	15	10,863
2.75%, 04/30/27	790	779,847
2.75%, 08/15/47	130	95,271
2.88%, 08/15/28	870	853,382
2.88%, 04/30/29	150	146,297
3.00%, 11/15/44	850	671,865
3.13%, 05/15/48	200	155,836
3.50%, 04/30/30	760	754,122
3.63%, 09/30/30	30	29,888
3.75%, 12/31/30	500	500,469
3.88%, 11/30/27	520	522,864
3.88%, 09/30/32	30	29,981
3.88%, 08/15/34	870	859,941
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 07/31/29	$660	$667,941
4.25%, 03/15/27	760	765,878
4.25%, 11/15/34	80	81,212
4.25%, 05/15/35	80	81,075
4.25%, 08/15/35	90	91,125
4.38%, 07/15/27	470	475,746
4.63%, 06/15/27	130	132,011
4.75%, 05/15/55	85	86,116
4.75%, 08/15/55	95	96,291
		14,202,875
Total U.S. Government Obligations — 33.5% (Cost: $14,054,321)		14,202,875
Total Long-Term Investments — 90.0% (Cost: $38,721,766)		38,206,204
	Shares
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)	1,132,138	1,132,704
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	100,000	$100,000
Total Short-Term Securities — 2.9% (Cost: $1,232,704)		1,232,704
Total Investments — 92.9% (Cost: $39,954,470)		39,438,908
Other Assets Less Liabilities — 7.1%		2,995,601
Net Assets — 100.0%		$42,434,509

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/25/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,133,032 (b)	$—	$(328)	$—	$1,132,704	1,132,138	$30,769	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000 (b)	—	—	—	100,000	100,000	1,461	—
				$(328)	$—	$1,232,704		$32,230	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT	9	12/08/25	$1,272	$8,948
Euro-Bobl	4	12/08/25	545	2,394
Euro-Schatz	3	12/08/25	370	32
10-Year U.S. Treasury Note	120	12/19/25	13,528	(53,699)
Long Gilt	21	12/29/25	2,583	35,932
2-Year U.S. Treasury Note	1	12/31/25	208	(410)
				(6,803)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
30-Year Euro Buxl Bond	2	12/08/25	$268	$(10,330)
Euro-BTP	18	12/08/25	2,519	(37,893)
Euro-Bund	50	12/08/25	7,457	3,428
10-Year Australian Treasury Bond	3	12/15/25	223	885
10-Year Japanese Government Treasury Bonds	3	12/15/25	2,648	18,616
10-Year Canadian Bond	86	12/18/25	7,527	(22,861)
Ultra U.S. Treasury Bond	26	12/19/25	3,157	(99,830)
				(147,985)
				$(154,788)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	777,000	USD	508,119	BNP Paribas SA	11/04/25	$272
CAD	867,000	USD	618,028	Morgan Stanley & Co. International PLC	11/04/25	163
GBP	1,684,000	USD	2,206,629	Goldman Sachs & Co.	11/04/25	5,641
JPY	982,195,000	USD	6,370,528	Morgan Stanley & Co. International PLC	11/04/25	2,809
NZD	170,000	USD	97,182	Bank of America N.A.	11/04/25	100
USD	513,731	AUD	777,000	Bank of America N.A.	11/04/25	5,340
USD	648,890	CAD	902,000	Bank of America N.A.	11/04/25	5,743
USD	109,446	CHF	87,000	Morgan Stanley & Co. International PLC	11/04/25	1,338
USD	112,968	CZK	2,340,000	Goldman Sachs & Co.	11/04/25	2,123
USD	87,001	DKK	552,000	Goldman Sachs & Co.	11/04/25	1,802
USD	4,218,698	EUR	3,584,000	Bank of America N.A.	11/04/25	87,601
USD	63,576	EUR	54,000	Morgan Stanley & Co. International PLC	11/04/25	1,333
USD	4,219,914	EUR	3,585,000	UBS AG	11/04/25	87,664
USD	26,928	GBP	20,000	Bank of America N.A.	11/04/25	654
USD	1,109,312	GBP	825,000	Goldman Sachs & Co.	11/04/25	25,510
USD	1,128,302	GBP	839,000	Morgan Stanley & Co. International PLC	11/04/25	26,108
USD	49,817	HUF	16,603,000	Goldman Sachs & Co.	11/04/25	469
USD	3,330,566	JPY	491,100,000	Bank of America N.A.	11/04/25	143,881
USD	3,330,488	JPY	491,095,000	Morgan Stanley & Co. International PLC	11/04/25	143,836
USD	248,783	MXN	4,579,000	Goldman Sachs & Co.	11/04/25	2,316
USD	48,641	NOK	486,000	Goldman Sachs & Co.	11/04/25	661
USD	98,588	NZD	170,000	Goldman Sachs & Co.	11/04/25	1,306
USD	209,642	PLN	763,000	Morgan Stanley & Co. International PLC	11/04/25	3,035
USD	76,370	RON	331,000	Goldman Sachs & Co.	11/04/25	1,344
USD	48,714	SEK	458,000	Goldman Sachs & Co.	11/04/25	505
USD	132,893	SGD	171,000	UBS AG	11/04/25	1,516
USD	17,027	AUD	26,000	Goldman Sachs & Co.	12/02/25	9
USD	108,612	CHF	87,000	Morgan Stanley & Co. International PLC	12/02/25	149
USD	132,379	CZK	2,787,000	Morgan Stanley & Co. International PLC	12/02/25	284
USD	85,562	DKK	552,000	Bank of America N.A.	12/02/25	202
USD	8,358,422	EUR	7,223,000	Bank of America N.A.	12/02/25	19,680
USD	92,481	EUR	80,000	BNP Paribas SA	12/02/25	124
USD	42,773	EUR	37,000	Goldman Sachs & Co.	12/02/25	58
USD	85,406	GBP	65,000	BNP Paribas SA	12/02/25	10
USD	49,326	HUF	16,603,000	Goldman Sachs & Co.	12/02/25	69
USD	134,809	ILS	438,000	Goldman Sachs & Co.	12/02/25	400
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	246,104	MXN	4,579,000	Bank of America N.A.	12/02/25	$358
USD	48,186	NOK	486,000	Morgan Stanley & Co. International PLC	12/02/25	206
USD	207,084	PLN	763,000	BNP Paribas SA	12/02/25	521
USD	75,108	RON	331,000	Goldman Sachs & Co.	12/02/25	187
USD	48,531	SEK	458,000	Goldman Sachs & Co.	12/02/25	241
USD	131,759	SGD	171,000	Goldman Sachs & Co.	12/02/25	97
USD	295,803	THB	9,540,000	BNP Paribas SA	12/02/25	116
AUD	40,000	USD	25,929	Bank of America N.A.	12/17/25	255
AUD	26,000	USD	16,772	Morgan Stanley & Co. International PLC	12/17/25	248
BRL	310,000	USD	56,156	Goldman Sachs & Co.	12/17/25	876
CAD	54,000	USD	38,518	Morgan Stanley & Co. International PLC	12/17/25	71
CAD	80,000	USD	57,114	UBS AG	12/17/25	54
COP	4,485,000	USD	1,129	BNP Paribas SA	12/17/25	28
KRW	36,380,000	USD	25,489	Goldman Sachs & Co.	12/17/25	15
USD	50,291	AUD	76,000	Goldman Sachs & Co.	12/17/25	540
USD	6,606	AUD	10,000	Morgan Stanley & Co. International PLC	12/17/25	60
USD	13,342	AUD	20,000	UBS AG	12/17/25	250
USD	74,240	CAD	103,000	BNP Paribas SA	12/17/25	636
USD	115,217	CAD	160,000	Goldman Sachs & Co.	12/17/25	880
USD	188,429	CAD	260,000	Morgan Stanley & Co. International PLC	12/17/25	2,633
USD	12,743	CHF	10,000	Morgan Stanley & Co. International PLC	12/17/25	254
USD	177,491	CNY	1,256,000	Morgan Stanley & Co. International PLC	12/17/25	193
USD	2,771,904	CNY	19,558,000	UBS AG	12/17/25	11,083
USD	29,167	EUR	25,000	BNP Paribas SA	12/17/25	280
USD	82,650	EUR	70,000	Morgan Stanley & Co. International PLC	12/17/25	1,768
USD	13,410	GBP	10,000	BNP Paribas SA	12/17/25	273
USD	105,920	GBP	78,000	Morgan Stanley & Co. International PLC	12/17/25	3,445
USD	15,456	HKD	120,000	Bank of America N.A.	12/17/25	3
USD	15,456	HKD	120,000	Morgan Stanley & Co. International PLC	12/17/25	3
USD	28,336	HKD	220,000	UBS AG	12/17/25	5
USD	307,133	IDR	5,057,258,000	Bank of America N.A.	12/17/25	3,266
USD	12,021	INR	1,060,000	Bank of America N.A.	12/17/25	108
USD	2,483	JPY	360,000	Morgan Stanley & Co. International PLC	12/17/25	137
USD	19,725	JPY	2,930,000	UBS AG	12/17/25	631
USD	785,679	KRW	1,083,263,000	Bank of America N.A.	12/17/25	26,285
USD	35,020	MXN	650,000	Goldman Sachs & Co.	12/17/25	190
USD	312,014	MYR	1,305,000	Goldman Sachs & Co.	12/17/25	65
USD	5,517	PLN	20,000	BNP Paribas SA	12/17/25	104
USD	5,465	PLN	20,000	Morgan Stanley & Co. International PLC	12/17/25	51
USD	9,668	SEK	90,000	Goldman Sachs & Co.	12/17/25	170
USD	71,457	SEK	669,000	Morgan Stanley & Co. International PLC	12/17/25	856
USD	7,867	SGD	10,000	Bank of America N.A.	12/17/25	159
USD	36,434	SGD	47,000	Morgan Stanley & Co. International PLC	12/17/25	206
USD	2,303	ZAR	40,000	Goldman Sachs & Co.	12/17/25	3
USD	2,888	ZAR	50,000	Morgan Stanley & Co. International PLC	12/17/25	13
ZAR	500,000	USD	28,744	Bank of America N.A.	12/17/25	10
						631,888
CAD	35,000	USD	25,197	Morgan Stanley & Co. International PLC	11/04/25	$(241)
CHF	87,000	USD	108,256	Morgan Stanley & Co. International PLC	11/04/25	(148)
CZK	2,340,000	USD	111,106	Morgan Stanley & Co. International PLC	11/04/25	(261)
DKK	552,000	USD	85,401	Bank of America N.A.	11/04/25	(202)
EUR	7,223,000	USD	8,345,237	Bank of America N.A.	11/04/25	(19,646)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	16,603,000	USD	49,418	Goldman Sachs & Co.	11/04/25	$(70)
ILS	438,000	USD	134,818	Goldman Sachs & Co.	11/04/25	(398)
MXN	4,579,000	USD	246,829	Bank of America N.A.	11/04/25	(361)
NOK	486,000	USD	48,186	Morgan Stanley & Co. International PLC	11/04/25	(206)
PLN	763,000	USD	207,129	BNP Paribas SA	11/04/25	(522)
RON	331,000	USD	75,211	Goldman Sachs & Co.	11/04/25	(185)
SEK	458,000	USD	48,449	Goldman Sachs & Co.	11/04/25	(240)
SGD	171,000	USD	131,474	Goldman Sachs & Co.	11/04/25	(97)
THB	9,540,000	USD	295,438	BNP Paribas SA	11/04/25	(402)
USD	132,341	ILS	438,000	Goldman Sachs & Co.	11/04/25	(2,079)
USD	294,942	THB	9,540,000	Morgan Stanley & Co. International PLC	11/04/25	(94)
CAD	18,000	USD	12,866	BNP Paribas SA	12/02/25	(13)
MXN	237,000	USD	12,738	Goldman Sachs & Co.	12/02/25	(18)
SGD	17,000	USD	13,091	Goldman Sachs & Co.	12/02/25	(2)
USD	508,288	AUD	777,000	BNP Paribas SA	12/02/25	(272)
USD	618,916	CAD	867,000	Morgan Stanley & Co. International PLC	12/02/25	(161)
USD	2,206,784	GBP	1,684,000	Goldman Sachs & Co.	12/02/25	(5,623)
USD	6,388,746	JPY	982,195,000	Morgan Stanley & Co. International PLC	12/02/25	(2,088)
USD	97,295	NZD	170,000	Bank of America N.A.	12/02/25	(101)
AUD	50,000	USD	33,049	BNP Paribas SA	12/17/25	(319)
AUD	30,000	USD	19,945	Morgan Stanley & Co. International PLC	12/17/25	(307)
CAD	30,000	USD	21,587	BNP Paribas SA	12/17/25	(149)
CAD	50,000	USD	36,350	Goldman Sachs & Co.	12/17/25	(620)
CAD	140,000	USD	101,462	Morgan Stanley & Co. International PLC	12/17/25	(1,418)
CNY	339,000	USD	47,996	BNP Paribas SA	12/17/25	(143)
CNY	125,000	USD	17,716	UBS AG	12/17/25	(71)
EUR	20,000	USD	23,546	Bank of America N.A.	12/17/25	(437)
EUR	18,000	USD	21,050	Goldman Sachs & Co.	12/17/25	(251)
EUR	40,000	USD	47,264	Morgan Stanley & Co. International PLC	12/17/25	(1,046)
EUR	20,000	USD	23,684	UBS AG	12/17/25	(574)
GBP	20,000	USD	26,762	Morgan Stanley & Co. International PLC	12/17/25	(487)
HKD	290,000	USD	37,348	Goldman Sachs & Co.	12/17/25	(3)
ILS	36,000	USD	11,080	Goldman Sachs & Co.	12/17/25	(31)
INR	1,017,000	USD	11,491	Bank of America N.A.	12/17/25	(62)
SEK	231,000	USD	24,781	Goldman Sachs & Co.	12/17/25	(403)
SEK	400,000	USD	42,678	Morgan Stanley & Co. International PLC	12/17/25	(465)
SGD	40,000	USD	31,193	Morgan Stanley & Co. International PLC	12/17/25	(361)
THB	412,000	USD	12,793	Goldman Sachs & Co.	12/17/25	(8)
USD	19,622	AUD	30,000	BNP Paribas SA	12/17/25	(16)
USD	6,493	AUD	10,000	Morgan Stanley & Co. International PLC	12/17/25	(53)
USD	54,850	BRL	302,000	Goldman Sachs & Co.	12/17/25	(711)
USD	21,421	CAD	30,000	BNP Paribas SA	12/17/25	(17)
USD	42,847	CAD	60,000	Morgan Stanley & Co. International PLC	12/17/25	(29)
USD	41,870	CLP	40,480,000	Goldman Sachs & Co.	12/17/25	(1,084)
USD	43,712	CNY	310,000	Morgan Stanley & Co. International PLC	12/17/25	(48)
USD	12,736	IDR	212,369,000	Bank of America N.A.	12/17/25	(24)
USD	29,263	MXN	550,000	Morgan Stanley & Co. International PLC	12/17/25	(208)
USD	16,992	PEN	59,000	Bank of America N.A.	12/17/25	(511)
USD	52,878	PEN	186,000	Goldman Sachs & Co.	12/17/25	(2,299)
USD	26,269	SEK	250,000	Morgan Stanley & Co. International PLC	12/17/25	(114)
USD	5,119	ZAR	90,000	Goldman Sachs & Co.	12/17/25	(57)
USD	24,658	ZAR	430,000	Morgan Stanley & Co. International PLC	12/17/25	(70)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,600	ZAR	150,000	UBS AG	12/17/25	$(26)
						(45,852)
						$586,036
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
12.94%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	1,460	$629	$2	$627
13.01%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	518	21	—	21
13.28%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	622	(835)	1	(836)
13.37%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	417	(484)	1	(485)
13.45%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	1,770	(3,110)	3	(3,113)
13.55%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	161	(363)	—	(363)
13.55%	At Termination	1-day BZDIOVER, 0.05%	At Termination	N/A	01/02/29	BRL	82	(189)	—	(189)
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.47%	Quarterly	12/17/2025(a)	12/17/30	CNY	7,186	(4,011)	11	(4,022)
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.47%	Quarterly	12/17/2025(a)	12/17/30	CNY	2,328	(1,315)	3	(1,318)
1-day TIIEFONDEO, 7.61%	Monthly	7.31%	Monthly	3/18/2026(a)	03/12/31	MXN	4,171	(335)	2	(337)
1-day TIIEFONDEO, 7.61%	Monthly	7.42%	Monthly	3/18/2026(a)	03/12/31	MXN	21,891	3,415	10	3,405
0.14%	Annual	1-day SSARON, (0.05)%	Annual	3/18/2026(a)	03/18/31	CHF	19	7	(8)	15
0.20%	Annual	1-day SSARON, (0.05)%	Annual	3/18/2026(a)	03/18/31	CHF	123	(422)	2	(424)
0.21%	Annual	1-day SSARON, (0.05)%	Annual	3/18/2026(a)	03/18/31	CHF	448	(1,702)	(347)	(1,355)
0.22%	Annual	1-day SSARON, (0.05)%	Annual	3/18/2026(a)	03/18/31	CHF	83	(364)	1	(365)
1-day THOR, 1.49%	Quarterly	1.20%	Quarterly	3/18/2026(a)	03/18/31	THB	9,908	(1,784)	3	(1,787)
1-day THOR, 1.49%	Quarterly	1.22%	Quarterly	3/18/2026(a)	03/18/31	THB	1,938	(297)	—	(297)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	3/18/2026(a)	03/18/31	THB	26,321	(3,672)	9	(3,681)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	3/18/2026(a)	03/18/31	THB	14,173	(2,041)	5	(2,046)
1-day THOR, 1.49%	Quarterly	1.23%	Quarterly	3/18/2026(a)	03/18/31	THB	9,463	(1,346)	3	(1,349)
1-day THOR, 1.49%	Quarterly	1.24%	Quarterly	3/18/2026(a)	03/18/31	THB	14,204	(1,822)	4	(1,826)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day THOR, 1.49%	Quarterly	1.25%	Quarterly	3/18/2026(a)	03/18/31	THB	24,630	$(2,623)	$8	$(2,631)
1-day THOR, 1.49%	Quarterly	1.25%	Quarterly	3/18/2026(a)	03/18/31	THB	25,327	(2,621)	9	(2,630)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	3/18/2026(a)	03/18/31	THB	3,329	(253)	1	(254)
1-day THOR, 1.49%	Quarterly	1.27%	Quarterly	3/18/2026(a)	03/18/31	THB	3,330	(267)	1	(268)
1-day THOR, 1.49%	Quarterly	1.32%	Quarterly	3/18/2026(a)	03/18/31	THB	11,072	34	4	30
1-day THOR, 1.49%	Quarterly	1.33%	Quarterly	3/18/2026(a)	03/18/31	THB	5,259	32	2	30
1-day SORA, 1.35%	Semi-Annual	1.45%	Semi-Annual	3/18/2026(a)	03/18/31	SGD	348	(1,814)	3	(1,817)
1-day SORA, 1.35%	Semi-Annual	1.48%	Semi-Annual	3/18/2026(a)	03/18/31	SGD	3,920	(16,150)	34	(16,184)
1-day SORA, 1.35%	Semi-Annual	1.55%	Semi-Annual	3/18/2026(a)	03/18/31	SGD	127	(190)	1	(191)
1.62%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	207	30	—	30
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.64%	Quarterly	3/18/2026(a)	03/18/31	CNY	6,299	3,532	10	3,522
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.65%	Quarterly	3/18/2026(a)	03/18/31	CNY	1,696	1,064	2	1,062
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.65%	Quarterly	3/18/2026(a)	03/18/31	CNY	719	442	1	441
1.66%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	6,176	478	2	476
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	3/18/2026(a)	03/18/31	CNY	3,107	2,111	5	2,106
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	3/18/2026(a)	03/18/31	CNY	2,150	1,421	3	1,418
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	3/18/2026(a)	03/18/31	CNY	1,075	689	2	687
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.66%	Quarterly	3/18/2026(a)	03/18/31	CNY	2,186	1,460	4	1,456
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.67%	Quarterly	3/18/2026(a)	03/18/31	CNY	12,538	9,220	20	9,200
1.68%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	3,215	173	2	171
China Fixing Repo Rates 7-day, 1.50%	Quarterly	1.69%	Quarterly	3/18/2026(a)	03/18/31	CNY	3,709	3,272	6	3,266
1.70%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	1,311	28	—	28
1.71%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	6,249	13	2	11
1.71%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	5,324	37	2	35
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.79%	Quarterly	3-mo. TAIBOR, 1.68%	Quarterly	3/18/2026(a)	03/18/31	TWD	4,244	$(530)	$1	$(531)
3-mo. STIBOR, 1.94%	Quarterly	2.32%	Annual	3/18/2026(a)	03/18/31	SEK	840	(436)	37	(473)
3-mo. STIBOR, 1.94%	Quarterly	2.37%	Annual	3/18/2026(a)	03/18/31	SEK	1,416	(396)	201	(597)
3-mo. STIBOR, 1.94%	Quarterly	2.38%	Annual	3/18/2026(a)	03/18/31	SEK	10,152	(2,195)	1,068	(3,263)
3-mo. STIBOR, 1.94%	Quarterly	2.40%	Annual	3/18/2026(a)	03/18/31	SEK	7,396	(800)	590	(1,390)
3-mo. STIBOR, 1.94%	Quarterly	2.41%	Annual	3/18/2026(a)	03/18/31	SEK	2,104	(106)	2	(108)
3-mo. STIBOR, 1.94%	Quarterly	2.41%	Annual	3/18/2026(a)	03/18/31	SEK	863	(60)	1	(61)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.41%	Annual	3/18/2026(a)	03/18/31	EUR	3,546	6,485	3,123	3,362
6-mo. EURIBOR, 2.14%	Semi-Annual	2.41%	Annual	3/18/2026(a)	03/18/31	EUR	154	298	(280)	578
6-mo. EURIBOR, 2.14%	Semi-Annual	2.41%	Annual	3/18/2026(a)	03/18/31	EUR	256	565	128	437
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	3/18/2026(a)	03/18/31	SEK	944	(6)	1	(7)
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	3/18/2026(a)	03/18/31	SEK	1,950	(29)	(159)	130
3-mo. STIBOR, 1.94%	Quarterly	2.42%	Annual	3/18/2026(a)	03/18/31	SEK	3,045	(101)	4	(105)
3-mo. STIBOR, 1.94%	Quarterly	2.43%	Annual	3/18/2026(a)	03/18/31	SEK	2,144	84	20	64
3-mo. STIBOR, 1.94%	Quarterly	2.44%	Annual	3/18/2026(a)	03/18/31	SEK	5,084	443	6	437
3-mo. STIBOR, 1.94%	Quarterly	2.45%	Annual	3/18/2026(a)	03/18/31	SEK	1,520	226	93	133
3-mo. STIBOR, 1.94%	Quarterly	2.45%	Annual	3/18/2026(a)	03/18/31	SEK	1,355	179	329	(150)
6-mo. EURIBOR, 2.14%	Semi-Annual	2.45%	Annual	3/18/2026(a)	03/18/31	EUR	113	497	1	496
3-mo. STIBOR, 1.94%	Quarterly	2.46%	Annual	3/18/2026(a)	03/18/31	SEK	3,077	615	3	612
6-mo. EURIBOR, 2.14%	Semi-Annual	2.46%	Annual	3/18/2026(a)	03/18/31	EUR	190	869	(55)	924
3-mo. STIBOR, 1.94%	Quarterly	2.47%	Annual	3/18/2026(a)	03/18/31	SEK	2,744	616	3	613
6-mo. EURIBOR, 2.14%	Semi-Annual	2.50%	Annual	3/18/2026(a)	03/18/31	EUR	220	1,489	3	1,486
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	606	(864)	405	(1,269)
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	469	(638)	98	(736)
2.57%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	110	(139)	(116)	(23)
2.59%	Semi-Annual	1-day CORRA, 2.25%	Semi-Annual	3/18/2026(a)	03/18/31	CAD	720	(1,337)	(606)	(731)
3-mo. KRW CDC, 2.55%	Quarterly	2.66%	Quarterly	3/18/2026(a)	03/18/31	KRW	27,843	(145)	—	(145)
3-mo. KRW CDC, 2.55%	Quarterly	2.66%	Quarterly	3/18/2026(a)	03/18/31	KRW	415,807	(2,079)	4	(2,083)
3-mo. KRW CDC, 2.55%	Quarterly	2.67%	Quarterly	3/18/2026(a)	03/18/31	KRW	1,281,387	(6,298)	10	(6,308)

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.55%	Quarterly	2.68%	Quarterly	3/18/2026(a)	03/18/31	KRW	1,076,129	$(4,640)	$9	$(4,649)
3-mo. KRW CDC, 2.55%	Quarterly	2.69%	Quarterly	3/18/2026(a)	03/18/31	KRW	225,479	(921)	1	(922)
3-mo. KRW CDC, 2.55%	Quarterly	2.79%	Quarterly	3/18/2026(a)	03/18/31	KRW	360,970	(255)	3	(258)
2.82%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	963	551	1	550
2.82%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,349	736	2	734
2.83%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,283	661	2	659
2.83%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	129	68	—	68
3-mo. KRW CDC, 2.55%	Quarterly	2.83%	Quarterly	3/18/2026(a)	03/18/31	KRW	245,235	132	2	130
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	2,943	1,354	4	1,350
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	152	67	—	67
2.84%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	303	141	—	141
2.86%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	6,353	2,224	9	2,215
2.86%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	2,679	813	4	809
2.87%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,324	360	2	358
2.89%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,978	259	3	256
2.90%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,532	108	3	105
2.91%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	2,845	37	4	33
2.93%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	379	(38)	1	(39)
2.95%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	416	(79)	1	(80)
2.96%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,158	(328)	2	(330)
2.96%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,040	(292)	1	(293)
2.97%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	506	(172)	1	(173)
2.98%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	1,496	(555)	2	(557)
3.00%	Quarterly	3-mo. HIBOR, 3.55%	Quarterly	3/18/2026(a)	03/18/31	HKD	469	(230)	1	(231)
3.16%	Annual	1-day SOFR, 4.22%	Annual	3/18/2026(a)	03/18/31	USD	488	4,824	(74)	4,898
3.27%	Annual	1-day SOFR, 4.22%	Annual	3/18/2026(a)	03/18/31	USD	1,042	5,249	214	5,035
3.34%	Annual	1-day SOFR, 4.22%	Annual	3/18/2026(a)	03/18/31	USD	647	974	1,311	(337)
3.58%	Annual	1-day SHIR, 4.50%	Annual	3/18/2026(a)	03/18/31	ILS	396	(121)	1	(122)
3.75%	Annual	1-day SHIR, 4.50%	Annual	3/18/2026(a)	03/18/31	ILS	2,958	(7,922)	10	(7,932)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. PRIBOR, 3.54%	Semi-Annual	3.76%	Annual	3/18/2026(a)	03/18/31	CZK	2,554	$(1,006)	$2	$(1,008)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.77%	Annual	3/18/2026(a)	03/18/31	CZK	4,158	(1,491)	2	(1,493)
3.78%	Annual	1-day SHIR, 4.50%	Annual	3/18/2026(a)	03/18/31	ILS	435	(1,319)	2	(1,321)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.79%	Annual	3/18/2026(a)	03/18/31	CZK	2,538	(841)	2	(843)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.80%	Annual	3/18/2026(a)	03/18/31	CZK	2,889	(889)	2	(891)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.82%	Annual	3/18/2026(a)	03/18/31	CZK	7,825	(1,933)	4	(1,937)
3.87%	Annual	1-day SONIA, 3.97%	Annual	3/18/2026(a)	03/18/31	GBP	4,519	(67,825)	(9,663)	(58,162)
3.87%	Annual	1-day SONIA, 3.97%	Annual	3/18/2026(a)	03/18/31	GBP	206	(3,104)	(28)	(3,076)
3.88%	Annual	1-day SONIA, 3.97%	Annual	3/18/2026(a)	03/18/31	GBP	505	(7,851)	8	(7,859)
3.88%	Annual	1-day SONIA, 3.97%	Annual	3/18/2026(a)	03/18/31	GBP	460	(7,084)	7	(7,091)
3.89%	Annual	1-day SONIA, 3.97%	Annual	3/18/2026(a)	03/18/31	GBP	267	(4,283)	4	(4,287)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.91%	Annual	3/18/2026(a)	03/18/31	CZK	1,455	(78)	1	(79)
6-mo. PRIBOR, 3.54%	Semi-Annual	3.94%	Annual	3/18/2026(a)	03/18/31	CZK	2,028	5	1	4
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	221	265	2	263
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	275	290	2	288
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	155	166	1	165
3.96%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	316	412	3	409
3.98%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	260	156	2	154
6-mo. WIBOR, 4.30%	Semi-Annual	3.98%	Annual	3/18/2026(a)	03/18/31	PLN	203	(58)	1	(59)
6-mo. WIBOR, 4.30%	Semi-Annual	3.98%	Annual	3/18/2026(a)	03/18/31	PLN	392	(110)	2	(112)
3.99%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	327	72	2	70
6-mo. WIBOR, 4.30%	Semi-Annual	3.99%	Annual	3/18/2026(a)	03/18/31	PLN	908	(153)	3	(156)
4.00%	Semi-Annual	6-mo. BBSW, 3.88%	Semi-Annual	3/18/2026(a)	03/18/31	AUD	545	8	4	4
6-mo. WIBOR, 4.30%	Semi-Annual	4.00%	Annual	3/18/2026(a)	03/18/31	PLN	865	(105)	3	(108)
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	3/18/2026(a)	03/18/31	PLN	854	98	2	96
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	3/18/2026(a)	03/18/31	PLN	1,460	220	5	215
6-mo. WIBOR, 4.30%	Semi-Annual	4.02%	Annual	3/18/2026(a)	03/18/31	PLN	1,076	207	4	203
6-mo. WIBOR, 4.30%	Semi-Annual	4.03%	Annual	3/18/2026(a)	03/18/31	PLN	694	187	3	184
6-mo. WIBOR, 4.30%	Semi-Annual	4.06%	Annual	3/18/2026(a)	03/18/31	PLN	570	393	2	391

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. WIBOR, 4.30%	Semi-Annual	4.06%	Annual	3/18/2026(a)	03/18/31	PLN	465	$279	$1	$278
6-mo. WIBOR, 4.30%	Semi-Annual	4.08%	Annual	3/18/2026(a)	03/18/31	PLN	601	553	2	551
6-mo. WIBOR, 4.30%	Semi-Annual	4.10%	Annual	3/18/2026(a)	03/18/31	PLN	442	469	1	468
6-mo. WIBOR, 4.30%	Semi-Annual	4.12%	Annual	3/18/2026(a)	03/18/31	PLN	303	393	1	392
6-mo. WIBOR, 4.30%	Semi-Annual	4.13%	Annual	3/18/2026(a)	03/18/31	PLN	4,851	7,045	15	7,030
6-mo. WIBOR, 4.30%	Semi-Annual	4.13%	Annual	3/18/2026(a)	03/18/31	PLN	642	917	2	915
6-mo. WIBOR, 4.30%	Semi-Annual	4.14%	Annual	3/18/2026(a)	03/18/31	PLN	214	341	—	341
6-mo. WIBOR, 4.30%	Semi-Annual	4.16%	Annual	3/18/2026(a)	03/18/31	PLN	623	1,126	2	1,124
6-mo. WIBOR, 4.30%	Semi-Annual	4.16%	Annual	3/18/2026(a)	03/18/31	PLN	223	395	1	394
6-mo. WIBOR, 4.30%	Semi-Annual	4.18%	Annual	3/18/2026(a)	03/18/31	PLN	591	1,239	1	1,238
1-day MIBOR, 5.69%	Semi-Annual	5.62%	Semi-Annual	3/18/2026(a)	03/18/31	INR	130,099	(4,894)	17	(4,911)
1-day MIBOR, 5.69%	Semi-Annual	5.68%	Semi-Annual	3/18/2026(a)	03/18/31	INR	49,776	(601)	6	(607)
1-day MIBOR, 5.69%	Semi-Annual	5.68%	Semi-Annual	3/18/2026(a)	03/18/31	INR	3,712	(38)	—	(38)
1-day MIBOR, 5.69%	Semi-Annual	5.69%	Semi-Annual	3/18/2026(a)	03/18/31	INR	31,117	(179)	4	(183)
1-day MIBOR, 5.69%	Semi-Annual	5.74%	Semi-Annual	3/18/2026(a)	03/18/31	INR	165,446	3,074	21	3,053
1-day MIBOR, 5.69%	Semi-Annual	5.74%	Semi-Annual	3/18/2026(a)	03/18/31	INR	8,516	165	1	164
1-day MIBOR, 5.69%	Semi-Annual	5.76%	Semi-Annual	3/18/2026(a)	03/18/31	INR	5,024	145	1	144
1-day MIBOR, 5.69%	Semi-Annual	5.76%	Semi-Annual	3/18/2026(a)	03/18/31	INR	5,024	130	1	129
6.90%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	8,906	1,623	5	1,618
6.90%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	1,023	179	1	178
6.91%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	10,827	1,792	7	1,785
6.98%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,501	7	1	6
7.10%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,113	(951)	2	(953)
7.12%	Quarterly	3-mo. JIBAR, 6.96%	Quarterly	3/18/2026(a)	03/18/31	ZAR	14,546	(4,876)	9	(4,885)
7.13%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	13,427	(4,934)	9	(4,943)
7.13%	Quarterly	3-mo. JIBAR, 6.97%	Quarterly	3/18/2026(a)	03/18/31	ZAR	2,696	(984)	2	(986)
7.14%	Quarterly	3-mo. JIBAR, 6.96%	Quarterly	3/18/2026(a)	03/18/31	ZAR	3,970	(1,592)	2	(1,594)
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.17%	Quarterly	3-mo. JIBAR, 6.96%	Quarterly	3/18/2026(a)	03/18/31	ZAR	6,510	$(3,015)	$4	$(3,019)
7.23%	Quarterly	3-mo. JIBAR, 6.96%	Quarterly	3/18/2026(a)	03/18/31	ZAR	12,436	(7,587)	8	(7,595)
								$(126,120)	$(3,224)	$(122,896)

(a)	Forward Swap.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
13.25%	At Termination	1-day BZDIOVER, 0.06%	At Termination	Bank of America N.A.	N/A	01/02/29	BRL	$12,124	$(3,469)	$—	$(3,469)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps	$8,112	$(11,336)	$76,971	$(199,867)
OTC Swaps	—	—	—	(3,469)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$—	$—	$70,235	$—	$70,235
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$—	$631,888	$—	$—	$631,888
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$76,971	$—	$76,971
	$—	$—	$—	$631,888	$147,206	$—	$779,094
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts	$—	$—	$—	$—	$225,023	$—	$225,023
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$—	$45,852	$—	$—	$45,852
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$199,867	$—	$199,867
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$—	$—	$3,469	$—	$3,469
	$—	$—	$—	$45,852	$428,359	$—	$474,211

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2025 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

For the period ended October 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$102,748	$—	$102,748
Forward foreign currency exchange contracts	—	—	—	165,240	—	—	165,240
Swaps	—	—	—	—	(12,716)	—	(12,716)
	$—	$—	$—	$165,240	$90,032	$—	$255,272
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(154,788)	$—	$(154,788)
Forward foreign currency exchange contracts	—	—	—	586,036	—	—	586,036
Swaps	—	—	—	—	(126,365)	—	(126,365)
	$—	$—	$—	$586,036	$(281,153)	$—	$304,883
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,692,220
Average notional value of contracts — short	$20,205,165
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$21,231,251
Average amounts sold — in USD	$45,871,701
Interest rate swaps:
Average notional value — pays fixed rate	$22,193,737
Average notional value — receives fixed rate	$29,582,558
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$10,392	$—
Forward foreign currency exchange contracts	631,888	45,852
Swaps - centrally cleared	10,508	—
Swaps - OTC	—	3,469
Total derivative assets and liabilities in the Statement of Assets and Liabilities	652,788	49,321
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	(20,900)	—
Total derivative assets and liabilities subject to an MNA	$631,888	$49,321
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$293,645	$(24,813)	$—	$—	$268,832
BNP Paribas SA	2,364	(1,853)	—	—	511
Goldman Sachs & Co.	45,477	(14,179)	—	—	31,298
Morgan Stanley & Co. International PLC	189,199	(7,805)	—	—	181,394
UBS AG	101,203	(671)	—	—	100,532
	$631,888	$(49,321)	$—	$—	$582,567
Schedule of Investments

Schedule of Investments (continued)
October 31, 2025
iShares Global Government Bond USD Hedged Active ETF

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of America N.A.	$24,813	$(24,813)	$—	$—	$—
BNP Paribas SA	1,853	(1,853)	—	—	—
Goldman Sachs & Co.	14,179	(14,179)	—	—	—
Morgan Stanley & Co. International PLC	7,805	(7,805)	—	—	—
UBS AG	671	(671)	—	—	—
	$49,321	$(49,321)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$24,003,329	$—	$24,003,329
U.S. Government Obligations	—	14,202,875	—	14,202,875
Short-Term Securities
Money Market Funds	1,232,704	—	—	1,232,704
	$1,232,704	$38,206,204	$—	$39,438,908
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$631,888	$—	$631,888
Interest Rate Contracts	70,235	76,971	—	147,206
Liabilities
Foreign Currency Exchange Contracts	—	(45,852)	—	(45,852)
Interest Rate Contracts	(225,023)	(203,336)	—	(428,359)
	$(154,788)	$459,671	$—	$304,883

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts.  Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2025

	iShares Emerging Markets Bond Active ETF	iShares Global Government Bond USD Hedged Active ETF
ASSETS
Investments, at value—unaffiliated(a)	$34,245,676	$38,206,204
Investments, at value—affiliated(b)	780,000	1,232,704
Cash	—	15,067
Cash pledged:
Futures contracts	32,000	623,000
Centrally cleared swaps	—	1,111,400
Foreign currency, at value(c)	1,386	644,272
Receivables:
Investments sold	—	2,411,873
Dividends—affiliated	1,126	4,892
Interest—unaffiliated	484,281	293,236
Variation margin on futures contracts	10,937	10,392
Variation margin on centrally cleared swaps	—	10,508
Unrealized appreciation on forward foreign currency exchange contracts	6,355	631,888
Total assets	35,561,761	45,195,436
LIABILITIES
Bank overdraft	8,698	—
Payables:
Investments purchased	—	2,696,557
Deferred foreign capital gain tax	—	1,103
Investment advisory fees	7,641	13,946
Unrealized depreciation on:
Forward foreign currency exchange contracts	504	45,852
OTC derivatives	—	3,469
Total liabilities	16,843	2,760,927
Commitments and contingent liabilities
NET ASSETS	$35,544,918	$42,434,509
NET ASSETS CONSIST OF
Paid-in capital	$35,131,944	$42,057,478
Accumulated earnings	412,974	377,031
NET ASSETS	$35,544,918	$42,434,509
NET ASSET VALUE
Shares outstanding	700,000	840,000
Net asset value	$50.78	$50.52
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$33,928,159	$38,721,766
(b) Investments, at cost—affiliated	$780,000	$1,232,704
(c) Foreign currency, at cost	$1,400	$653,568
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Period Ended October 31, 2025

	iShares Emerging Markets Bond Active ETF(a)	iShares Global Government Bond USD Hedged Active ETF(b)
INVESTMENT INCOME
Dividends—affiliated	$1,126	$32,230
Interest—unaffiliated	86,673	431,838
Foreign taxes withheld	—	(3,052)
Total investment income	87,799	461,016
EXPENSES
Investment advisory	7,664	57,582
Interest expense	—	511
Total expenses	7,664	58,093
Less:
Investment advisory fees waived	(23)	(654)
Total expenses after fees waived	7,641	57,439
Net investment income	80,158	403,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	7,579	(108,208)
Investments—affiliated	—	(328)
Forward foreign currency exchange contracts	—	165,240
Foreign currency transactions	503	50,401
Futures contracts	(303)	102,748
Swaps	6,044	(12,716)
	13,823	197,137
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	317,517	(516,665)
Forward foreign currency exchange contracts	5,851	586,036
Foreign currency translations	(127)	(11,901)
Futures contracts	(4,248)	(154,788)
Swaps	—	(126,365)
	318,993	(223,683)
Net realized and unrealized gain (loss)	332,816	(26,546)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$412,974	$377,031
(a) For the period from October 15, 2025 (commencement of operations) to October 31, 2025.
(b) For the period from June 25, 2025 (commencement of operations) to October 31, 2025.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(1,103)
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Emerging Markets Bond Active ETF	iShares Global Government Bond USD Hedged Active ETF
	Period From 10/15/25(a) to 10/31/25	Period From 06/25/25(a) to 10/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$80,158	$403,577
Net realized gain	13,823	197,137
Net change in unrealized appreciation (depreciation)	318,993	(223,683)
Net increase in net assets resulting from operations	412,974	377,031
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	—	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	35,131,944	42,057,478
NET ASSETS
Total increase in net assets	35,544,918	42,434,509
Beginning of period	—	—
End of period	$35,544,918	$42,434,509

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout the period)

iShares Emerging Markets Bond Active ETF
Period From 10/15/25(a) to 10/31/25
Net asset value, beginning of period	$50.00
Net investment income(b)	0.12
Net realized and unrealized gain(c)	0.66
Net increase from investment operations	0.78
Net asset value, end of period	$50.78
Total Return(d)
Based on net asset value	1.56%(e)
Ratios to Average Net Assets(f)
Total expenses	0.50%(g)
Total expenses after fees waived	0.50%(g)
Net investment income	5.22%(g)
Supplemental Data
Net assets, end of period (000)	$35,545
Portfolio turnover rate(h)	2%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout the period)

iShares Global Government Bond USD Hedged Active ETF
Period From 06/25/25(a) to 10/31/25
Net asset value, beginning of period	$50.00
Net investment income(b)	0.48
Net realized and unrealized gain(c)	0.04
Net increase from investment operations	0.52
Net asset value, end of period	$50.52
Total Return(d)
Based on net asset value	1.03%(e)
Ratios to Average Net Assets(f)
Total expenses	0.39%(g)
Total expenses after fees waived	0.39%(g)
Net investment income	2.73%(g)
Supplemental Data
Net assets, end of period (000)	$42,435
Portfolio turnover rate(h)	29%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements
1. ORGANIZATION
BlackRock ETF Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Fund Name	Herein Referred To As	Diversification Classification
iShares Emerging Markets Bond Active ETF(a)	Emerging Markets Bond Active	Non-diversified
iShares Global Government Bond USD Hedged Active ETF(b)	Global Government Bond USD Hedged Active	Non-diversified

(a)	The Fund commenced operations on October 15, 2025.
(b)	The Fund commenced operations on June 25, 2025.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BFA , the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
 (i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
 (ii) recapitalizations and other transactions across the capital structure
 (iii) market or relevant indices multiples of comparable issuers
Notes to Financial Statements

Notes to Financial Statements  (continued)
 (iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
 (v) quoted prices for similar investments or assets in active markets
 (vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
 (vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
 (viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund's counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Notes to Financial Statements

Notes to Financial Statements  (continued)
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA will be paid a management fee from the Funds based on a percentage of each Fund’s average daily net assets as follows:
Fund Name	Investment Advisory Fees
Emerging Markets Bond Active	0.50%
Global Government Bond USD Hedged Active	0.39
Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to each Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees to each Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by each Fund in money market funds advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the period ended October 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Amounts Waived
Emerging Markets Bond Active	$23
Global Government Bond USD Hedged Active	654
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. PURCHASES AND SALES
For the period ended October 31, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Emerging Markets Bond Active	$—	$—	$34,679,936	$764,131
Global Government Bond USD Hedged Active	18,291,223	4,292,230	31,193,147	6,412,492
There were no in-kind transactions for the period ended October 31, 2025.
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2025, the tax components of accumulated earnings (losses) were as follows:
Fund Name	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Emerging Markets Bond Active	$95,820	$—	$317,154	$412,974
Global Government Bond USD Hedged Active	1,191,891	(84,155)	(730,705)	377,031

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains(losses) on certain foreign currency contracts and futures contracts, the accounting for swap agreements, the amortization methods for premiums and discounts on fixed income securities and the tax deferral of losses on straddles.

As of October 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Bond Active	$34,708,367	$376,256	$(58,947)	$317,309
Global Government Bond USD Hedged Active	39,964,650	835,178	(1,468,276)	(633,098)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Notes to Financial Statements

Notes to Financial Statements  (continued)
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)
Transactions in capital shares were as follows:
	Period Ended 10/31/25
Fund Name	Shares	Amount
Emerging Markets Bond Active(a)
Shares sold	700,000	$35,131,944
Global Government Bond USD Hedged Active(b)
Shares sold	840,000	$42,057,478

(a)	The Fund commenced operations on October 15, 2025.
(b)	The Fund commenced operations on June 25, 2025.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
As of October 31, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Shares
iShares Emerging Markets Bond Active ETF	650,000
iShares Global Government Bond USD Hedged Active ETF	800,000
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm
To the Shareholders of iShares Emerging Markets Bond Active ETF and iShares Global Government Bond USD Hedged Active ETF
and the Board of Trustees of BlackRock ETF Trust II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of iShares Emerging Markets Bond Active ETF and iShares Global Government Bond USD Hedged Active ETF of BlackRock ETF Trust II (the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations, statements of changes in net assets and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations, statements of changes in net assets and financial highlights
iShares Emerging Markets Bond Active ETF	For the period from October 15, 2025 (commencement of operations) through October 31, 2025.
iShares Global Government Bond USD Hedged Active ETF	For the period from June 25, 2025 (commencement of operations) through October 31, 2025.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

2025 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2025:
Fund Name	Federal Obligation Interest
Emerging Markets Bond Active	$519
Global Government Bond USD Hedged Active	191,016
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2025:
Fund Name	Interest Dividends
Emerging Markets Bond Active	$80,816
Global Government Bond USD Hedged Active	442,411
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2025:
Fund Name	Interest-Related Dividends
Emerging Markets Bond Active	$2,220
Global Government Bond USD Hedged Active	227,148
Important Tax Information

Additional Information
Premium/Discount Information
Information on the Fund's net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Fund and Service Providers
Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors San Francisco, CA 94105	Deloitte & Touche LLP Boston, MA 02110
Sub-Adviser	Legal Counsel
BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Willkie Farr & Gallagher LLP New York, NY 10019
Administrator, Custodian and Transfer Agent	Address of the Trust
State Street Bank and Trust Company Boston, MA, 02114	100 Bellevue Parkway Wilmington, DE 19809
Distributor
BlackRock Investments, LLC New York, NY 10001

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on September 10, 2025 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Emerging Markets Bond Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A.         Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also considered information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.         The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board Members, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C.        Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreements provide for a unitary fee structure that includes advisory and administration services.  Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers, and the estimated actual management fee rate gives effect to any management fee reimbursements or waivers. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s proposed contractual management fee rate ranked in the first quartile, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would each rank in the first quartile relative to the Fund’s Broadridge peer group.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.        Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.         Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)
operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock ETF Trust II (the “Trust”) met on June 5, 2025 (the “Meeting”) to consider the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Global Government Bond USD Hedged Active ETF (the “Fund”), and BlackRock Fund Advisors (the “Manager”), the Fund’s investment advisor. The Board also considered the initial approval of the proposed sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Pursuant to the Investment Company Act of 1940 (the “1940 Act”), the Board is required to consider the initial approval of the Agreements. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). In connection with this process, the Board assessed, among other things, the nature, extent and quality of the services to be provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
At the Meeting, the Board reviewed materials relating to its consideration of the Agreements. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the estimated cost of the services to be provided and estimated profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the sharing of potential economies of scale; (e) potential fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (f) other factors deemed relevant by the Board Members.
In considering approval of the Agreements, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board received materials in advance of the Meeting relating to its consideration of the Agreements, including, among other things, (a) fees and estimated expense ratios of the Fund in comparison to the fees and expense ratios of a peer group of funds as determined by Broadridge Financial Solutions, Inc. (“Broadridge”) and other metrics, as applicable; (b) information on the composition of the peer group of funds and a description of Broadridge’s methodology; (c) information regarding BlackRock’s economic outlook for the Fund and its general investment outlook for the markets; (d) information regarding fees paid to service providers that are affiliates of BlackRock; and (e) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreements. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.
The Board also considered other matters it deemed important to the approval process, such as other payments to be made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.
A.         Nature, Extent and Quality of the Services to be Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Fund. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Fund, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services to be provided by BlackRock to the Fund under the Agreements relative to services typically provided by third parties to other funds. The Board concluded that the scope of BlackRock’s services to be provided to the Fund was consistent with the Fund’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related shareholder services.
The Board, including the Independent Board Members, also considered the quality of the administrative and other non-investment advisory services to be provided by BlackRock and its affiliates to the Fund.  The Board received information regarding the procedures of BlackRock designed to fulfill its fiduciary duty to the Fund with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters.  The Board also considered information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the standards of BlackRock and its affiliates with respect to the execution of portfolio transactions.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board considered BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services to be provided to the Fund. BlackRock and its affiliates will provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates will provide the Fund with

2025 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus, the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.         The Investment Performance of the Fund
In their capacity as members of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex, the Board Members, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Fund because the Fund had not yet commenced operations as of the date of the Meeting.
C.        Consideration of the Advisory/Management Fees and the Estimated Cost of the Services to be Provided and Estimated Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s proposed contractual advisory fee rate, noting that the Agreements provide for a unitary fee structure that includes advisory and administration services.  Under the unitary fee structure, the Fund will pay a single fee to BlackRock and BlackRock will pay all operating expenses of the Fund, except the advisory fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and extraordinary expenses. The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Broadridge peer group. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. In addition, the Board, including the Independent Board Members, considered the Fund’s estimated total expense ratio, as well as its estimated actual management fee rate, compared to its Broadridge peer group. The estimated total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The estimated total expense ratio gives effect to any expense reimbursements or fee waivers, and the estimated actual management fee rate gives effect to any management fee reimbursements or waivers. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. Additionally, the Board noted information received at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex concerning the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s proposed contractual management fee rate ranked second out of four funds, and that the Fund’s estimated actual management fee rate and estimated total expense ratio would each rank in the third out of four funds relative to the Fund’s Broadridge peer group.
The Board previously received and reviewed statements relating to BlackRock’s financial condition in connection with their duties as trustees or directors of other funds in the BlackRock Fixed-Income Complex. As the Fund had not commenced operations as of the date of the Meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Fund.  BlackRock, however, will provide the Board with such information at future meetings.
D.        Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.
E.         Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, ETF servicing and cash management services. The Board also considered BlackRock’s overall

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements  (continued)
operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock at prior meetings of the boards of directors/trustees of other funds in the BlackRock Fixed-Income Complex which included information on brokerage commissions and trade execution practices.
The Board noted the competitive nature of the ETF marketplace, and that shareholders are able to redeem or sell their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a two-year term beginning on the effective date of the Advisory Agreement, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
BZDIOVER	Overnight Brazil CETIP — Interbank Rate
CMT	Constant Maturity Treasury
CORRA	Canadian Overnight Repo Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	SGD - Overnight Rate Average

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
Glossary of Terms Used in this Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock ETF Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock ETF Trust II

Date: December 22, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock ETF Trust II

Date: December 22, 2025